Taxation - Comprehensive income (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Current tax expense
Current year	$ 1,243	$ 711	$ 665
Adjustment to prior years	66	38	(287)
Total	1,309	749	378
Deferred tax expense
Origination and reversal of temporary differences	(875)	(644)	(1,113)
Adjustment to prior years	(113)	(162)	94
Total	(988)	(806)	(1,019)
Taxation recognised in the profit for the period	321	(57)	(641)
Items that will not be reclassified to profit or loss:
Remeasurement of the defined benefit liability	(81)	(37)	(24)
Share-based payments			(9)
Net (gains)/losses on equity investments measured at fair value through other comprehensive income	60	(30)
Deferred tax impact of reduction in US tax rate and other tax rates		11	17
Total	(21)	(56)	(16)
Items that may be reclassified subsequently to profit or loss:
Foreign exchange arising on consolidation	(34)	(69)	79
Foreign exchange arising on designating borrowings in net investment hedges	(4)		(14)
Net available for sale (gains)/losses recognised in other comprehensive income			(2)
Deferred tax (credit)/charge relating to change of tax rates		18	(30)
Total	(38)	(51)	33
Taxation related to components of other comprehensive income	$ (59)	$ (107)	$ 17